Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Inventories [Abstract]
Schedule of Inventories

	JPY (millions) As of March 31
	2021	2022
Finished products and merchandise	¥216,403	¥224,102
Work-in-process	387,917	404,087
Raw materials and supplies	149,561	224,977
Total	¥753,881	¥853,167